SCHEDULE OF FAIR VALUE OF FIXED MATURITY SECURITIES (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, fair value	$ 104,286	$ 139,278
Available for sale securities, unrecognized holding loss	608	565
Available for sale securities, fair value	157	156	225
Available for sale securities, unrecognized holding loss	1	2	11
Available for sale securities, fair value	104,443	139,434	225
Available for sale securities, unrecognized holding loss	609	567	11
US Treasury Securities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, fair value
Available for sale securities, unrecognized holding loss
Available for sale securities, fair value
Available for sale securities, unrecognized holding loss
Available for sale securities, fair value
Available for sale securities, unrecognized holding loss
Collateralized Mortgage-Backed Securities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, fair value	22,007	87,693
Available for sale securities, unrecognized holding loss	117	237
Available for sale securities, fair value
Available for sale securities, unrecognized holding loss
Available for sale securities, fair value	22,007	87,693
Available for sale securities, unrecognized holding loss	117	237
Municipal [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, fair value
Available for sale securities, unrecognized holding loss
Available for sale securities, fair value	157	156	225
Available for sale securities, unrecognized holding loss	1	2	11
Available for sale securities, fair value	157	156	225
Available for sale securities, unrecognized holding loss	1	2	$ 11
Agency Note [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, fair value
Available for sale securities, unrecognized holding loss
Available for sale securities, fair value
Available for sale securities, unrecognized holding loss
Available for sale securities, fair value
Available for sale securities, unrecognized holding loss
Agency Guaranteed Student Loan Bonds [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, fair value	82,279	51,585
Available for sale securities, unrecognized holding loss	491	328
Available for sale securities, fair value
Available for sale securities, unrecognized holding loss
Available for sale securities, fair value	82,279	51,585
Available for sale securities, unrecognized holding loss	$ 491	$ 328